Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Total Carrying Value in Consolidated Balance Sheet	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets:
Tribute warrants	$415	$-	$-	$415
Available-for-sale securities	3,119	-	3,119	-

Financial Liabilities:
Warrant liability	$250	$-	$-	$250
	Total Carrying Value in Consolidated Balance Sheet	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets:
Tribute warrant	$204	$-	$-	$204
Available-for-sale securities	3,119	-	3,119	-

Financial Liabilities:
Warrant liability	$292	$-	$-	$292

	Total Carrying Value in Consolidated Balance Sheet	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets:
Tribute warrant	$204	$-	$-	$204
Available-for-sale securities	3,119	-	3,119	-

Financial Liabilities:
Warrant liability	$292	$-	$-	$292

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value – December 31, 2013	$204
Issuances	99
Change in fair value	112
Fair value – March 31, 2014	$415
Fair value – December 31, 2013	$292
Issuances	-
Change in fair value	(42)
Fair value – March 31, 2014	$250

Fair value – beginning of period	$-
Issuances	334
Change in fair value	(130)
Fair value – end of period	$204
Fair value – beginning of period	$-
Issuances	232
Change in fair value	60
Fair value – end of period	$292

Fair Value, by Balance Sheet Grouping [Table Text Block]
March 31, 2014	Carry Value	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and cash equivalents	$3,867	$3,867	$3,867	$-	$-
Finance receivables	41,665	41,675	-	-	41,675
Marketable investments	3,119	3,119	-	3,119	-
Other assets	415	415	-	-	415

Financial Liabilities
Warrant liability	$250	$250	$-	$-	$250
December 31, 2013	Carry Value	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and cash equivalents	$7,664	$7,664	$7,664	$-	$-
Finance receivables	29,286	29,324	-	-	29,324
Marketable investments	3,119	3,119	-	3,119	-
Other assets	204	204	-	-	204

Financial Liabilities
Warrant liability	$292	$292	$-	$-	$292

	Carry Value		Fair Value		Level 1		Level 2		Level 3
Financial Assets	$		$		$		$		$
Cash and restricted cash		7,664		7,664		7,664		-		-
Finance receivables		29,286		29,324		-		-		29,324
Marketable investments		3,119		3,119		-		3,119		-
Other assets		204		204		-		-		204

Financial Liabilities
Warrant liability		$292		$292		$-		$-		$292